SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity [Table Text Block]
	Number of options	Weighted average exercise price ($Cdn)	Weighted average fair value ($Cdn)	Weighted average remaining contractual life (in years)
Closing Balance, December 31, 2018	93,750	1.200	0.480	0.39
Expired	(93,750)	1.200	(0.480)
Granted	1,040,000	0.065	0.065	4.49
Closing Balance, December 31, 2019	1,040,000	0.065	0.065	4.49
Closing Balance, December 31, 2020	1,040,000	0.065	0.065	3.49